Leases - Summary of Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Cost [Line Items]
Right-of-use assets	$ 128,264,000	$ 88,017,000
Lease liabilities (current)	26,124,000	20,792,000
Lease liabilities (non-current)	156,180,000	118,936,000
Interest paid on finance leases	3,877,000	4,742,000
Operating Leases
Lease Cost [Line Items]
Right-of-use assets	106,127,000	62,329,000
Lease liabilities (current)	21,850,000	16,348,000
Lease liabilities (non-current)	$ 130,869,000	$ 92,919,000
Weighted average remaining lease term	11 years 10 months 24 days	4 years 8 months 12 days
Weighted average discount rate	0.145	0.135
Finance Leases
Lease Cost [Line Items]
Right-of-use assets	$ 22,137,000	$ 25,688,000
Lease liabilities (current)	4,274,000	4,444,000
Lease liabilities (non-current)	$ 25,311,000	$ 26,017,000
Weighted average remaining lease term	10 years 4 months 24 days	11 years 2 months 12 days
Weighted average discount rate	0.136	0.138